Annual Total Returns - FIMMFunds-Class1ComboPRO - FIMMFunds-Class1ComboPRO - Fidelity Investments Money Market Treasury Portfolio - Fidelity Investments Money Market Treasury Portfolio - Class I	May 30, 2023
Bar Chart Table:
Annual Return 2013	0.01%
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.20%
Annual Return 2017	0.74%
Annual Return 2018	1.72%
Annual Return 2019	2.07%
Annual Return 2020	0.35%
Annual Return 2021	0.01%
Annual Return 2022	1.52%